BORROWINGS - Schedule of Available Portion of Corporate Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Authorized corporate credit facilities and related party credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,450	$ 2,450
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	0	240
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	450	500
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	414	335
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,486	$ 2,375